Statutory Accounting and Regulatory Matters (Details) - USD ($)			12 Months Ended
	Feb. 25, 2023	Feb. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory capital and surplus			$ 6,000,000,000.0	$ 6,100,000,000
Statutory net (loss) income			3,688,000,000	136,000,000	$ (1,933,000,000)
Statutory basis VOBA			0	33,000,000
Parent Company
Statutory Accounting Practices [Line Items]
Investment in subsidiaries			8,266,000,000	7,320,000,000
Distributions to affiliates		$ 600,000,000	0	1,550,000,000	526,000,000
Distribution amount used for debt servicing	$ 90,000,000
Brooke Life
Statutory Accounting Practices [Line Items]
Amount available for payment of dividends			3,688,000,000
Brooke Life's Parent
Statutory Accounting Practices [Line Items]
Amount available for payment of dividends			501,000,000
Jackson Financial
Statutory Accounting Practices [Line Items]
Investment in subsidiaries			6,000,000,000.0	6,100,000,000
Brooke Life
Statutory Accounting Practices [Line Items]
Statutory capital and surplus			6,000,000,000.0	6,100,000,000
Statutory net (loss) income			(109,000,000)	(94,000,000)	$ (85,000,000)
Dividend income			510,000,000
Dividend payments			0	$ 0
Adjusted earned surplus			545,000,000
Jackson Financial
Statutory Accounting Practices [Line Items]
Adjusted earned surplus			$ 943,000,000